Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Additional Information (Detail) $ in Thousands, bbl in Millions, MMBbls in Millions, ft³ in Billions	12 Months Ended
	Dec. 31, 2022 MXN ($) MMBbls ft³ bbl	Dec. 31, 2021 MXN ($) ft³ bbl	Dec. 31, 2020
Disclosure - supplementary information on oil and gas exploration and production activities [Abstract]
Exploration costs for geological and geophysical studies | $	$ 12,169,758	$ 10,054,253
Estimated reserves percentage	83.70%
Remaining estimated reserve percentage	16.30%
Percentage of developed and undeveloped reserves	0.30%
Developed and undeveloped reserves increase decrease | bbl	6,089.6	6,073.0
Percentage of developed reserves	1.40%
Developed reserves increase decrease | bbl	3,698.3	3,648.9
Developed and undeveloped reserves added to offset | bbl	710.2
Percenatge of developed and undeveloped dry gas reserves increased	0.60%
Developed and undeveloped dry gas reserves increase decrease | ft³	7,079.6	7,039.5
Percentage of developed dry gas reserves increase	11.10%
Developed dry gas reserves increase decrease | ft³	4,368.5	3,933.7
Developed and undeveloped dry gas reserves added to offset | ft³	854.0
Percentage of undeveloped dry gas reserves increase	12.70%
Undeveloped dry gas reserves increase decrease | ft³	2,711.1	3,105.8
Exploratoroy activity in shallow waters and onshore regions incorporated | MMBbls	89.1
Increase of proved reserves | bbl	898.7
Reserve-replacement ratio	102.80%	105.10%
Reserves production ratio of proved reserves, period	8 years 6 months
Proved reserves after net cash flows discount factor	10.00%	10.00%	10.00%